Investments and Fair Value Instruments - Summary of Amortized Cost and Fair Value of Investment Securities Portfolio (Detail) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 5,293	$ 9,948	$ 18,620
Unrealized Gains	117	101	0
Unrealized Losses	0	0	0
Estimated Fair Value	5,410	10,049	18,620
Cash Equivalents [Member] | Money Market Funds [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	2,770	4,925	18,620
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Estimated Fair Value	2,770	4,925	$ 18,620
Short-term Investments [Member] | Treasury Bills [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	2,523	5,023
Unrealized Gains	117	101
Unrealized Losses	0	0
Estimated Fair Value	$ 2,640	$ 5,124